Summary of Significant Accounting Policies - Schedule of Equity Method Investments (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Sep. 30, 2024	Sep. 30, 2023
FRG [Member]
Schedule of Equity Method Investments [Line Items
Current assets					$ 871,102	$ 1,219,682
Noncurrent assets					2,889,334	3,142,660
Current liabilities					569,281	749,894
Noncurrent liabilities					2,680,178	2,695,446
Revenues		$ 767,404		$ 2,383,350	3,131,138	4,276,097
Cost of revenues		491,702		1,503,104	1,991,258	2,608,203
Loss from continuing operations				(1,175)
FRG [Member] | Investee
Schedule of Equity Method Investments [Line Items
Equity attributable to investee					510,977	917,003
Net loss		(111,881)		(300,720)	(391,385)	(276,813)
Net income (loss) attributable to Registrant		(111,881)		(300,720)	(391,385)	(276,813)
B&W [Member]
Schedule of Equity Method Investments [Line Items
Current assets	$ 526,901		$ 526,901		530,223	542,300
Noncurrent assets	176,589		176,589		274,410	294,979
Current liabilities	529,293		529,293		297,928	393,539
Noncurrent liabilities	482,883		482,883		709,823	585,430
Noncontrolling interest	540		540		576	626
Revenues	144,054	233,642	391,524	668,365	878,224	1,022,064
Cost of revenues	100,812	179,152	283,988	509,779	721,112	795,422
Loss from continuing operations	(6,052)	25,222	(85,133)	(44,843)	(55,910)	(23,484)
Net loss	(58,492)	25,364	(143,502)	(54,151)	(59,482)	(128,587)
Net income (loss) attributable to Registrant	(58,492)	25,364	(143,502)	(54,151)	(59,482)	(128,587)
B&W [Member] | Investee
Schedule of Equity Method Investments [Line Items
Equity attributable to investee	(309,226)		(309,226)		(203,694)	(142,316)
Net loss	(58,492)	25,315	(143,564)	(57,972)	(67,019)	(143,591)
Net income (loss) attributable to Registrant	(58,492)	25,315	(143,564)	(57,972)	(67,019)	(143,591)
Synchronoss [Member]
Schedule of Equity Method Investments [Line Items
Current assets					77,940	85,903
Noncurrent assets					221,758	275,304
Current liabilities					41,553	74,528
Noncurrent liabilities					210,342	166,673
Revenues		43,458		127,825	170,789	234,699
Cost of revenues		10,401		30,916	68,365	82,167
Synchronoss [Member] | Investee
Schedule of Equity Method Investments [Line Items
Equity attributable to investee					47,803	120,006
Net loss		78		(32,582)	(38,283)	(45,468)
Net income (loss) attributable to Registrant		78		(32,582)	(38,283)	(45,468)
Alta Equipment Group, Inc. [Member]
Schedule of Equity Method Investments [Line Items
Current assets						784,300
Noncurrent assets						696,100
Current liabilities						569,800
Noncurrent liabilities						763,100
Revenues						1,783,900
Cost of revenues						1,298,900
Alta Equipment Group, Inc. [Member] | Investee
Schedule of Equity Method Investments [Line Items
Equity attributable to investee						147,500
Net loss						7,100
Net income (loss) attributable to Registrant						7,100
Other Equity Investments [Member]
Schedule of Equity Method Investments [Line Items
Current assets	20,941		20,941		215,927	281,610
Noncurrent assets	136,668		136,668		572,628	627,858
Current liabilities	17,765		17,765		86,672	150,114
Noncurrent liabilities	84,251		84,251		105,711	277,638
Preferred stock						4,500
Revenues	16,709	111,909	46,932	372,418	428,564	551,374
Cost of revenues	2,928	76,286	7,725	279,426	320,364	383,461
Other Equity Investments [Member] | Investee
Schedule of Equity Method Investments [Line Items
Equity attributable to investee	55,593		55,593		596,172	477,216
Net loss	872	(4,273)	4,881	(14,229)	(43,372)	35,898
Net income (loss) attributable to Registrant	$ 872	$ (4,273)	$ 4,881	$ (14,229)	$ (43,372)	$ 35,898